Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment
Schedule of property, plant and equipment
(€ million)	Land and buildings	E&P wells, plant and machinery	Other plant and machinery	E&P exploration assets and appraisal	E&P tangible assets in progress	Other tangible assets in progress and advances	Total
2023
Net carrying amount - beginning of the year	1,088	40,492	4,280	1,345	7,494	1,633	56,332
Additions	22		407	764	6,294	1,252	8,739
Depreciation capitalized				20	184	1	205
Depreciation (*)	(47)	(5,699)	(610)				(6,356)
Impairments	(30)	(1,164)	(366)		(226)	(390)	(2,176)
Reversals		109	42		257	36	444
Write-off			(2)	(420)	(25)		(447)
Currency translation differences	1	(1,223)	(39)	(46)	(268)	(3)	(1,578)
Initial recognition and changes in estimates	3	698	16	17	14		748
Changes in the scope of consolidation - included entities	48	521	298		131	77	1,075
Changes in the scope of consolidation - excluded entities			(1)				(1)
Transfers	37	5,592	595	(70)	(5,522)	(632)
Other changes	(11)	(1,905)	(32)	(42)	1,349	(45)	(686)
Net carrying amount - end of the year	1,111	37,421	4,588	1,568	9,682	1,929	56,299
Gross carrying amount - end of the year	4,354	139,866	32,121	1,568	13,670	4,308	195,887
Provisions for depreciation and impairments	3,243	102,445	27,533		3,988	2,379	139,588
2022
Net carrying amount - beginning of the year	1,071	42,342	3,850	1,244	6,497	1,295	56,299
Additions	22	132	456	655	5,361	1,074	7,700
Depreciation capitalized				11	179		190
Depreciation (*)	(51)	(5,466)	(555)				(6,072)
Impairments	(21)	(313)	(485)		(149)	(414)	(1,382)
Reversals	3	40	191		141	38	413
Write-off	(1)		(2)	(365)	(218)		(586)
Currency translation differences	2	2,422	55	74	368	5	2,926
Initial recognition and changes in estimates		(173)	2	(7)	98		(80)
Changes in the scope of consolidation - included entities	9	650	695			118	1,472
Changes in the scope of consolidation - excluded entities	(1)	(3,687)	(6)	(119)	(546)		(4,359)
Transfers	41	4,402	426	(149)	(4,253)	(467)
Other changes	14	143	(347)	1	16	(16)	(189)
Net carrying amount - end of the year	1,088	40,492	4,280	1,345	7,494	1,633	56,332
Gross carrying amount - end of the year	4,255	143,432	31,328	1,345	11,654	3,798	195,812
Provisions for depreciation and impairments	3,167	102,940	27,048		4,160	2,165	139,480

(*) Before capitalization of depreciation of tangible assets

Schedule of depreciation rates
(%)
Buildings	2 - 10
Refining and chemical plants	3 - 17
Gas pipelines and compression stations	4 - 12
Power plants	3 - 5
Other plant and machinery	6 - 12
Industrial and commercial equipment	5 - 25
Other assets	10 - 20

Schedule of stratification of the suspended wells pending final determination of proved reserves aging
(€ million)	2023	2022	2021
Costs for exploratory wells suspended - beginning of the year	1,085	1,101	1,268
Increases for which is ongoing the determination of proved reserves	834	547	288
Amounts previously capitalized and expensed in the year	(388)	(374)	(286)
Reclassification to successful exploratory wells following the estimation of proved reserves	(72)	(147)	(43)
Disposals	(3)	(2)	(3)
Changes in the scope of consolidation		(114)	(199)
Currency translation differences	(40)	65	100
Other changes	(25)	9	(24)
Costs for exploratory wells suspended - end of the year	1,391	1,085	1,101

The following information relates to the stratification of the suspended wells pending final determination (ageing):

	2023		2022		2021
	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)
Costs capitalized and suspended for exploratory well activity
- within 1 year	417	7.9	216	5.0	175	4.0
- between 1 and 3 years	347	6.1	246	4.9	269	12.2
- beyond 3 years	627	14.5	623	13.9	657	19.7
	1,391	28.5	1,085	23.8	1,101	35.9
Costs capitalized for suspended wells
- fields including wells drilled over the last 12 months	417	7.9	204	4.5	175	4.0
- fields for which the delineation campaign is in progress	804	14.0	579	11.3	567	17.9
- fields including commercial discoveries that are progressing to a FID	170	6.6	302	8.0	359	14.0
	1,391	28.5	1,085	23.8	1,101	35.9

Schedule of unproved mineral interests
(€ million)	Congo	Nigeria	Turkmenistan	USA	Algeria	Egypt	United Arab Emirates	Italy	Indonesia	Total
2023
Carrying amount - beginning of the year	198	958	95	16	211	3	520	2		2,003
Additions					61				92	153
Net (impairments) reversals	243		(93)	8						158
Reclassification to Proved Mineral Interest		(1)			(51)	(1)	(28)			(81)
Currency translation differences and other changes	(12)	(33)	(2)	(1)	(6)		(17)		(3)	(74)
Carrying amount - end of the year	429	924		23	215	2	475	2	89	2,159
2022
Carrying amount - beginning of the year	218	892	3	68	114	16	508			1,819
Additions		11			110	(2)		2		121
Net (impairments) reversals	(28)		93	(56)						9
Reclassification to Proved Mineral Interest	(6)				(19)	(12)	(19)			(56)
Currency translation differences and other changes	14	55	(1)	4	6	1	31			110
Carrying amount - end of the year	198	958	95	16	211	3	520	2		2,003